Derivative Financial Instruments (Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	¥ 695	¥ 511
Collateral provided to counterparties in the normal course of business	679	489
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	¥ 16	¥ 22